Document and Entity Information	12 Months Ended
Jun. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2012
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	May 29, 2012
Document Effective Date	Jun. 01, 2012
Prospectus Date	Jun. 01, 2012